OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response:10.50


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



                                Elfun Income Fund

   Schedule of Investments (dollars in thousands) - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                             Principal                          Value
                                                                              Amount
Bonds and Notes - 105.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 22.2%
U.S. Treasury Bonds
3.50%                                           02/15/39                     $ 5,112                            $ 4,420
4.50%                                           05/15/38                       2,060                              2,126
U.S. Treasury Notes
0.76%                                           01/31/11                       1,673                              1,674 (d)
0.95%                                           03/31/11                       8,402                              8,390 (d)
1.04%                                           04/30/11                      13,420                             13,381 (d)
1.06%                                           05/31/11                       5,343                              5,324 (d)
1.25%                                           11/30/10                         415                                418
1.75%                                           03/31/14                      12,750                             12,332
1.88%                                           02/28/14 - 04/30/14           10,001                              9,731
2.25%                                           05/31/14                       4,400                              4,340
2.38%                                           03/31/16                         332                                316
2.75%                                           02/15/19                       3,877                              3,631
3.50%                                           02/15/18                          65                                 65
3.63%                                           10/31/09                       3,950                              3,993
3.75%                                           11/15/18                         784                                797
4.50%                                           11/15/10 - 05/15/17              142                                152
4.63%                                           11/15/09                         285                                289
                                                                                                                 71,379

Federal Agencies - 10.4%
Federal Home Loan Banks
5.00%                                           11/17/17                       1,400                              1,490 (h)
Federal Home Loan Mortgage Corp.
4.13%                                           12/21/12 - 09/27/13            4,998                              5,309 (h)
4.88%                                           02/09/10                       5,975                              6,136 (h)
5.13%                                           11/17/17                       6,600                              7,244
Federal National Mortgage Assoc.
2.75%                                           03/13/14                       2,998                              2,991
3.63%                                           02/12/13                       1,942                              2,042
3.88%                                           07/12/13                       7,924                              8,341 (h)
                                                                                                                 33,553

Agency Collateralized Mortgage Obligations - 2.4%
Collateralized Mortgage Obligation Trust (Class B)
8.78%                                           11/01/18                          18                                 14 (d,f,h)
Federal Home Loan Mortgage Corp.
0.24%                                           09/25/43                       2,836                                 16 (g,h,i,r)
2.88%                                           11/15/37                         743                                649 (d,f)
4.50%                                           10/15/16 - 03/15/19              805                                 53 (g,h,r)
5.00%                                           05/15/17 - 12/01/34            4,837                                601 (g,h,r)
5.00%                                           05/15/38                         304                                297
5.50%                                           04/15/17 - 06/15/33              795                                106 (g,h,r)
6.48%                                           04/15/38                       1,504                                169 (g,i,r)
7.50%                                           01/15/16                          39                                 40 (h)
8.00%                                           04/15/20                          12                                 13 (h)
8.00%                                           02/01/23 - 07/01/24               20                                  4 (g,h,r)
9.53%                                           12/15/33                         315                                301 (h,i)
14.75%                                          09/15/34                         397                                300 (d,f)
Federal Home Loan Mortgage Corp. REMIC
5.73%                                           08/15/37                       2,659                                238 (g,i,r)
5.75%                                           05/15/38                       1,553                                151 (g,i,r)
Federal Home Loan Mortgage STRIPS
4.60%                                           08/01/27                           5                                  4 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                           12/25/42                         749                                 25 (g,h,i,r)
4.00%                                           02/25/28                           5                                  5 (h)
4.50%                                           05/25/18                         181                                  9 (g,h,r)
4.75%                                           11/25/14                          46                                  1 (g,h,r)
5.00%                                           08/25/17 - 02/25/32              990                                 96 (g,h,r)
5.00%                                           10/25/35 - 08/25/38              821                                798
5.50%                                           01/25/33                         393                                411
5.99%                                           03/25/37                       1,964                                189 (g,i,r)
6.46%                                           05/25/37                       3,240                                360 (g,i,r)
6.67%                                           03/25/38                       1,468                                164 (g,i,r)
6.69%                                           10/25/29                         675                                 53 (g,h,i,r)
6.92%                                           01/25/36                         700                                 72 (g,i,r)
7.29%                                           09/25/42                       1,653                                281 (g,h,i,r)
7.39%                                           08/25/16                         274                                 15 (g,h,i,r)
15.92%                                          03/25/31                         564                                626 (h,i)
Federal National Mortgage Assoc. (Class 1)
3.85%                                           11/01/34                         711                                624 (d,f,h)
4.50%                                           09/01/35 - 01/01/36            2,311                                327 (g,r)
5.00%                                           05/25/38                         703                                101 (g,r)
Federal National Mortgage Assoc. (Class 2)
4.50%                                           08/01/35                         692                                103 (g,r)
5.00%                                           08/01/34 - 03/25/38            2,194                                346 (g,r)
5.50%                                           12/01/33                         194                                 30 (g,r)
7.50%                                           11/01/23                          71                                  2 (g,h,r)
8.00%                                           08/01/23 - 07/01/24               41                                  8 (g,h,r)
8.50%                                           03/01/17 - 07/25/22               41                                  7 (g,h,r)
9.00%                                           05/25/22                          14                                  3 (g,h,r)
Federal National Mortgage Assoc. (Class B)
5.13%                                           12/25/22                          14                                 12 (d,f,h)
Federal National Mortgage Assoc. (Class H)
5.00%                                           10/25/22                         249                                 22 (g,h,r)
Federal National Mortgage Assoc. (Class K)
1008.00%**                                      05/25/22                           -                                  1 (g,h,r)
Federal National Mortgage Assoc. REMIC
6.92%                                           08/25/37                       1,389                                160 (g,i,r)
                                                                                                                  7,807

Agency Mortgage Backed - 33.8%
Federal Home Loan Mortgage Corp.
4.50%                                           06/01/33 - 02/01/35              669                                668 (h)
5.00%                                           03/01/35 - 06/01/39            7,524                              7,668 (h)
5.50%                                           05/01/20 - 04/01/39            4,181                              4,344 (h)
6.00%                                           04/01/17 - 11/01/37            4,207                              4,406 (h)
6.50%                                           01/01/27 - 08/01/36            1,358                              1,449 (h)
7.00%                                           10/01/16 - 08/01/36              441                                479 (h)
7.50%                                           11/01/09 - 09/01/33               60                                 64 (h)
8.00%                                           11/01/30                          13                                 15 (h)
5.50%                                           TBA                            6,570                              6,782 (c)
Federal National Mortgage Assoc.
4.00%                                           05/01/19 - 06/01/19              583                                594 (h)
4.50%                                           05/01/18 - 04/01/34            1,570                              1,614 (h)
4.50%                                           02/01/20                          86                                 88 (h,q)
5.00%                                           07/01/20 - 05/01/39            4,850                              4,952 (h)
5.26%                                           04/01/37                         379                                395 (i)
5.47%                                           04/01/37                         316                                331 (i)
5.50%                                           03/01/14 - 12/01/38           29,250                             30,338 (h)
5.50%                                           06/01/20                          93                                 99 (h,q)
5.50%                                           04/01/37                         298                                312 (i)
5.52%                                           04/01/37                         142                                149 (i)
5.59%                                           04/01/37                         383                                403 (i)
5.63%                                           03/01/37                          30                                 31 (i)
5.68%                                           04/01/37                         283                                297 (i)
5.72%                                           04/01/37                         152                                160 (i)
6.00%                                           02/01/14 - 03/01/38            8,205                              8,617 (h)
6.00%                                           10/01/34 - 03/01/35              439                                460 (h,q)
6.04%                                           10/01/37                         472                                497 (i)
6.50%                                           02/01/14 - 08/01/36            4,593                              4,921 (h)
6.50%                                           10/01/34 - 12/01/34               87                                 92 (h,q)
7.00%                                           08/01/13 - 06/01/36            1,414                              1,543 (h)
7.00%                                           10/01/34                          23                                 25 (h,q)
7.50%                                           08/01/13 - 03/01/34              490                                532 (h)
8.00%                                           12/01/11 - 11/01/33              212                                229 (h)
8.50%                                           04/01/30 - 05/01/31               28                                 30 (h)
9.00%                                           04/01/16 - 12/01/22               55                                 60 (h)
4.50%                                           TBA                            3,740                              3,732 (c)
5.00%                                           TBA                            4,009                              4,125 (c)
5.50%                                           TBA                            2,404                              2,497 (c)
6.00%                                           TBA                            8,726                              9,170 (c)
6.50%                                           TBA                              878                                935 (c)
7.00%                                           TBA                              535                                581 (c)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34            1,210                              1,215 (h)
5.00%                                           08/15/33                         279                                286 (h,q)
6.00%                                           04/15/27 - 09/15/36            1,161                              1,219 (h)
6.50%                                           04/15/19 - 09/15/36              897                                956 (h)
6.50%                                           06/15/34 - 08/15/34               31                                 33 (h,q)
7.00%                                           03/15/12 - 10/15/36              441                                479 (h)
7.00%                                           06/15/34                          10                                 11 (h,q)
7.50%                                           03/15/23 - 10/15/33              102                                114 (h)
8.00%                                           09/15/27 - 06/15/30               40                                 45 (h)
8.50%                                           10/15/17                          61                                 66 (h)
9.00%                                           11/15/16 - 12/15/21              123                                133 (h)
5.50%                                           TBA                              435                                449 (c)
                                                                                                                108,690

Asset Backed - 6.2%
Avis Budget Rental Car Funding AESOP LLC (Class A)
0.57%                                           04/20/11                       1,000                                882 (d,i,q)
Capital One Auto Finance Trust
0.34%                                           04/15/12                       2,175                              2,150 (d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                           05/25/32                          54                                 25 (h,i)
Chase Issuance Trust (Class A)
0.47%                                           11/15/11                       2,000                              1,999 (d,i,q)
Countrywide Asset-Backed Certificates
1.17%                                           05/25/33                          29                                 17 (i)
Countrywide Asset-Backed Certificates (Class 2)
1.04%                                           06/25/33                           2                                  1 (d,i)
Countrywide Asset-Backed Certificates (Class A)
0.87%                                           08/25/32                          34                                 12 (d,h,i)
Discover Card Master Trust I (Class A)
0.48%                                           04/17/12                       8,000                              7,986 (d,h,i,q)
6.02%                                           06/16/15                         200                                166 (d,i)
Discover Card Master Trust I (Class B) (Series 2)
10.22%                                          05/15/12                         340                                291 (d,i)
First Franklin Mortgage Loan Asset Backed Certificates  (Class M)
0.89%                                           03/25/35                       5,000                              3,044 (d,i,q)
Fleet Home Equity Loan Trust (Class A)
0.57%                                           01/20/33                         222                                134 (d,i)
GMAC Mortgage Corp Loan Trust (Class 2)
0.49%                                           08/25/35                       1,541                                423 (d,i,q)
GSAA Trust
0.71%                                           05/25/34                         149                                 73 (d,i)
GSAMP Trust
0.46%                                           12/25/35                         204                                195 (d,i)
Indymac Residential Asset Backed Trust (Class M)
2.31%                                           04/25/47                         146                                  2 (h,i,q)
JP Morgan Mortgage Acquisition Corp.
0.28%                                           01/25/36                          18                                 18 (d,i)
Mid-State Trust
7.54%                                           07/01/35                          57                                 39 (h)
Nissan Auto Lease Trust
0.52%                                           02/15/13                         400                                397 (d,i,q)
Residential Asset Mortgage Products Inc.
0.28%                                           03/25/34                           2                                  2 (d,h,i)
Residential Asset Securities Corp.
0.81%                                           07/25/32                          30                                 11 (d,h,i)
Residential Asset Securities Corp. (Class A)
0.89%                                           06/25/33                          61                                 26 (d,i)
4.16%                                           07/25/30                          19                                 18 (h,i)
Triad Auto Receivables Owner Trust (Class A)
0.52%                                           02/12/14                       2,000                              1,707 (d,h,i,q)
Wachovia Asset Securitization Inc. (Class A)
0.53%                                           06/25/34                         387                                152 (d,i)
Wells Fargo Home Equity Trust
3.97%                                           05/25/34                          75                                 72 (h,i)
                                                                                                                 19,842

Corporate Notes - 24.8%
Abbott Laboratories
5.88%                                           05/15/16                         380                                414 (h)
AMC Entertainment Inc.
8.75%                                           06/01/19                         876                                823 (b)
American Express Company
8.13%                                           05/20/19                         174                                180
Anheuser-Busch InBev Worldwide Inc.
7.20%                                           01/15/14                         345                                371 (b,h)
7.75%                                           01/15/19                         172                                188 (b,h)
ARAMARK Corp.
8.50%                                           02/01/15                         846                                821
Archer-Daniels-Midland Co.
6.45%                                           01/15/38                         611                                663 (h)
Arizona Public Service Co.
6.25%                                           08/01/16                         485                                478 (h)
AT&T Inc.
6.40%                                           05/15/38                       1,300                              1,273 (h)
6.70%                                           11/15/13                         496                                545 (h)
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                           06/10/19                         700                                701 (b)
Bank of America Corp.
4.88%                                           01/15/13                       1,000                                988 (h)
5.75%                                           12/01/17                       1,550                              1,380 (h)
7.38%                                           05/15/14                         515                                532
Berkshire Hathaway Finance Corp.
5.00%                                           08/15/13                         934                                980 (h)
Bristol-Myers Squibb Co.
5.45%                                           05/01/18                         368                                390 (h)
5.88%                                           11/15/36                         141                                145 (h)
Bunge Ltd. Finance Corp.
8.50%                                           06/15/19                         280                                293
Cargill Inc.
5.20%                                           01/22/13                         131                                132 (b,h)
6.00%                                           11/27/17                         247                                246 (b,h)
Carolina Power & Light Co.
5.15%                                           04/01/15                         230                                242 (h)
5.70%                                           04/01/35                         130                                129 (h)
6.13%                                           09/15/33                         156                                164 (h)
CBS Corp.
8.88%                                           05/15/19                         174                                170
Chesapeake Energy Corp.
7.25%                                           12/15/18                         856                                745
Citigroup, Inc.
5.13%                                           05/05/14                         674                                613
6.50%                                           08/19/13                       1,349                              1,310
8.50%                                           05/22/19                         411                                418
Clarendon Alumina Production Ltd.
8.50%                                           11/16/21                         135                                101 (b,h)
CME Group Inc.
5.40%                                           08/01/13                         757                                795 (h)
Community Health Systems, Inc.
8.88%                                           07/15/15                         856                                839 (h)
ConocoPhillips
6.00%                                           01/15/20                         514                                550
Consolidated Edison Company of New York Inc.
5.85%                                           04/01/18                         308                                324
6.65%                                           04/01/19                         308                                343
7.13%                                           12/01/18                         900                              1,022 (h)
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                           01/15/19                         174                                199 (b)
COX Communications Inc.
6.25%                                           06/01/18                         324                                320 (b)
7.13%                                           10/01/12                         315                                339 (h)
7.75%                                           11/01/10                         360                                375 (h)
Credit Suisse
5.50%                                           05/01/14                         830                                862
6.00%                                           02/15/18                         666                                665 (h)
CSX Corp.
6.25%                                           03/15/18                         332                                335
CVS Caremark Corp.
5.75%                                           06/01/17                         306                                307
6.60%                                           03/15/19                         154                                164
DASA Finance Corp.
8.75%                                           05/29/18                         150                                147
Diageo Capital PLC
5.20%                                           01/30/13                         300                                312 (h)
7.38%                                           01/15/14                         300                                339
Dover Corp.
6.50%                                           02/15/11                         230                                245 (h)
Duke Energy Indiana Inc.
6.35%                                           08/15/38                         454                                498
Dynegy Holdings Inc.
7.50%                                           06/01/15                         856                                714
Eli Lilly & Co.
4.20%                                           03/06/14                         468                                482
Emerson Electric Company
5.00%                                           04/15/19                         232                                233
Empresa Nacional del Petroleo
6.25%                                           07/08/19                         100                                 99 (b)
EOG Resources, Inc.
5.88%                                           09/15/17                         405                                431
6.88%                                           10/01/18                         461                                523
ERP Operating LP (REIT)
5.25%                                           09/15/14                         175                                166
European Investment Bank
4.88%                                           01/17/17                         700                                737
GlaxoSmithKline Capital Inc.
4.85%                                           05/15/13                         409                                428
6.38%                                           05/15/38                         302                                328 (h)
HCA Inc.
9.25%                                           11/15/16                         768                                757
Hewlett-Packard Co.
5.50%                                           03/01/18                         305                                321
Host Hotels & Resorts LP (REIT)
9.00%                                           05/15/17                         964                                918 (b)
HSBC Bank USA N.A.
4.63%                                           04/01/14                         175                                172 (h)
7.00%                                           01/15/39                         250                                264
HSBC Finance Corp.
6.75%                                           05/15/11                         260                                267 (h)
HSBC Holdings PLC
6.50%                                           05/02/36                         100                                 98 (h)
6.80%                                           06/01/38                         500                                503
Hutchison Whampoa International 09 Ltd.
7.63%                                           04/09/19                         100                                111 (b)
IIRSA Norte Finance Ltd.
8.75%                                           05/30/24                         485                                451 (b,h)
Industrial Bank Of Korea
7.13%                                           04/23/14                         100                                103 (b)
Ingles Markets, Inc.
8.88%                                           05/15/17                         436                                430 (b)
Intergen N.V.
9.00%                                           06/30/17                         598                                567 (b)
International Business Machines Corp.
7.63%                                           10/15/18                         300                                358
Johnson & Johnson
5.85%                                           07/15/38                         290                                311
JPMorgan Chase & Co.
5.38%                                           10/01/12                         301                                315
6.40%                                           05/15/38                         465                                466
7.00%                                           11/15/09                         590                                599 (h)
JPMorgan Chase Bank
5.88%                                           06/13/16                         420                                405
Kellogg Co.
5.13%                                           12/03/12                         276                                295
Kimberly-Clark Corp.
7.50%                                           11/01/18                         163                                196
Korea Hydro & Nuclear Power Company Ltd.
6.25%                                           06/17/14                         100                                100 (b)
Kraft Foods Inc.
6.75%                                           02/19/14                         162                                178
Kreditanstalt fuer Wiederaufbau
3.50%                                           03/10/14                       1,936                              1,972
4.13%                                           10/15/14                         859                                868
4.50%                                           07/16/18                         712                                730
Majapahit Holding BV
7.25%                                           10/17/11                         300                                294 (b)
7.75%                                           10/17/16                         100                                 88 (b)
McDonald's Corp.
6.30%                                           03/01/38                         429                                465
MDC-GMTN B.V.
7.63%                                           05/06/19                         250                                252 (b)
Merrill Lynch & Company Inc.
6.05%                                           08/15/12                         304                                305
6.88%                                           04/25/18                         631                                584
MetLife, Inc. (Series A)
6.82%                                           08/15/18                         509                                513
Midamerican Energy Holdings Co.
6.13%                                           04/01/36                         330                                326 (h)
Morgan Stanley
5.05%                                           01/21/11                         347                                354
6.00%                                           04/28/15                         333                                332
7.30%                                           05/13/19                         691                                716
Morgan Stanley (Series F)
6.63%                                           04/01/18                         300                                299
Munich Re America Corp. (Series B)
7.45%                                           12/15/26                         290                                267 (h)
New York Life Global Funding
5.38%                                           09/15/13                         320                                331 (b)
NGPL Pipeco LLC
7.12%                                           12/15/17                         318                                333 (b)
Northern States Power Co.
6.25%                                           06/01/36                         190                                208 (h)
Northern Trust Corp.
4.63%                                           05/01/14                         332                                341
NorthWestern Corp.
5.88%                                           11/01/14                         600                                610 (h)
Novartis Capital Corp.
4.13%                                           02/10/14                         312                                321
NRG Energy, Inc.
7.38%                                           02/01/16                         770                                729
Oncor Electric Delivery Company
5.95%                                           09/01/13                         461                                480
OPTI Canada Inc.
8.25%                                           12/15/14                         402                                265
Oracle Corp.
5.00%                                           07/08/19                         348                                347
5.75%                                           04/15/18                         122                                129
Pacific Gas & Electric Co.
5.80%                                           03/01/37                         165                                166
Pacificorp
6.25%                                           10/15/37                          14                                 15
Parker Hannifin Corp.
5.50%                                           05/15/18                         464                                475
Pemex Finance Ltd.
9.03%                                           02/15/11                         317                                339 (h)
PepsiAmericas, Inc.
5.00%                                           05/15/17                         133                                127
PepsiCo, Inc.
5.00%                                           06/01/18                         310                                319
7.90%                                           11/01/18                         408                                496
Petroleos Mexicanos
8.00%                                           05/03/19                          87                                 94 (b)
Pfizer Inc.
6.20%                                           03/15/19                         328                                359
7.20%                                           03/15/39                         164                                195
Potomac Electric Power Co.
7.90%                                           12/15/38                         122                                151
President and Fellows of Harvard College
5.00%                                           01/15/14                         400                                427 (b)
Princeton University (Series A)
4.95%                                           03/01/19                         113                                114
5.70%                                           03/01/39                          97                                 97
Principal Financial Group, Inc.
8.88%                                           05/15/19                         514                                540
Prudential Financial, Inc.
7.38%                                           06/15/19                         349                                343
Public Service Company of Colorado
7.88%                                           10/01/12                         495                                574 (h)
RailAmerica, Inc.
9.25%                                           07/01/17                         760                                733 (b)
Rio Tinto Finance USA Ltd.
8.95%                                           05/01/14                         174                                193
9.00%                                           05/01/19                         244                                271
Roche Holdings Inc.
6.00%                                           03/01/19                         320                                341 (b)
Rogers Communications Inc.
6.80%                                           08/15/18                         838                                898
Sabine Pass LNG LP
7.25%                                           11/30/13                         270                                229
7.50%                                           11/30/16                         415                                335
Safeway Inc.
6.25%                                           03/15/14                         168                                180
Security Benefit Life Insurance
8.75%                                           05/15/16                         325                                 97 (b)
Simon Property Group LP (REIT)
6.75%                                           05/15/14                         174                                175
Southern California Edison Co.
5.50%                                           08/15/18                         541                                574
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                           09/30/09                         300                                261
Standard Chartered Bank Hong Kong Ltd.
4.38%                                           12/03/14                         510                                490 (i)
Talisman Energy Inc.
7.75%                                           06/01/19                         140                                155
Teck Resources Ltd.
9.75%                                           05/15/14                         350                                362 (b)
10.75%                                          05/15/19                         526                                566 (b)
Telecom Italia Capital S.A.
6.20%                                           07/18/11                         506                                524
7.18%                                           06/18/19                         488                                495
Telefonica Emisiones SAU
5.86%                                           02/04/13                         450                                474
5.88%                                           07/15/19                         348                                359
Tesco PLC
5.50%                                           11/15/17                         300                                306 (b)
The Allstate Corp.
7.45%                                           05/16/19                         256                                277
The Bear Stearns Companies LLC
6.95%                                           08/10/12                         900                                978 (h)
The Goldman Sachs Group, Inc.
5.25%                                           10/15/13                         129                                132
6.00%                                           05/01/14                         980                              1,023
6.60%                                           01/15/12                         104                                111 (h)
7.50%                                           02/15/19                         270                                289
The Kroger Co.
6.15%                                           01/15/20                         612                                625
The Potomac Edison Co.
5.35%                                           11/15/14                         245                                235 (h)
The Procter & Gamble Co.
5.50%                                           02/01/34                         163                                166
The Toledo Edison Company
7.25%                                           05/01/20                         166                                185
The Travelers Companies, Inc.
5.80%                                           05/15/18                         308                                317
Thomson Reuters Corp.
5.95%                                           07/15/13                         607                                621
6.50%                                           07/15/18                         302                                315
TIAA Global Markets Inc.
4.95%                                           07/15/13                         472                                485 (b)
Time Warner Cable Inc.
6.20%                                           07/01/13                         306                                322
6.75%                                           07/01/18                         612                                637
8.25%                                           04/01/19                         158                                179
8.75%                                           02/14/19                         496                                578
TransCanada Pipelines Ltd.
6.50%                                           08/15/18                         121                                132
Transocean Inc.
6.00%                                           03/15/18                         305                                317
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                           02/11/10                         400                                403
Union Electric Co.
6.70%                                           02/01/19                         370                                387
United Technologies Corp.
6.13%                                           07/15/38                         346                                375
Vedanta Resources PLC
9.50%                                           07/18/18                         100                                 83 (b)
Verizon Communications Inc.
5.25%                                           04/15/13                          24                                 25
6.35%                                           04/01/19                         206                                214
6.40%                                           02/15/38                         200                                196
6.90%                                           04/15/38                         302                                315
8.75%                                           11/01/18                         448                                531
Verizon Global Funding Corp.
7.25%                                           12/01/10                         517                                551
Verizon Wireless Capital LLC
5.55%                                           02/01/14                         738                                784 (b)
7.38%                                           11/15/13                         851                                952 (b)
Walgreen Co.
4.88%                                           08/01/13                         543                                576
5.25%                                           01/15/19                         485                                504
Wal-Mart Stores, Inc.
5.80%                                           02/15/18                         596                                649
6.20%                                           04/15/38                         466                                512
WEA Finance LLC
7.50%                                           06/02/14                         524                                519 (b)
WellPoint, Inc.
6.00%                                           02/15/14                         174                                177
Wells Fargo & Co.
4.38%                                           01/31/13                         440                                444
5.63%                                           12/11/17                         155                                152
Westar Energy, Inc.
7.13%                                           08/01/09                         335                                335 (h)
Wyeth
5.50%                                           03/15/13                         660                                706
XTO Energy Inc.
6.38%                                           06/15/38                         241                                241
6.50%                                           12/15/18                         132                                142
                                                                                                                 79,746

Non-Agency Collateralized Mortgage Obligations - 4.7%
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                           02/10/51                         187                                132
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                           04/10/49                         300                                 62 (h,i,q)
Banc of America Funding Corp.
5.61%                                           03/20/36                         261                                 23 (h,i,q)
5.70%                                           02/20/36                         165                                 17 (h,i,q)
5.71%                                           02/20/36                         286                                 51 (h,i,q)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                           01/25/36                         271                                 32 (h,i)
5.54%                                           02/25/36                         208                                 43 (h,i)
Bear Stearns Commercial Mortgage Securities
4.75%                                           02/13/46                         680                                592 (i)
5.24%                                           12/11/38                         300                                161
5.33%                                           02/11/44                         480                                389
5.48%                                           10/12/41                         758                                736 (h)
5.57%                                           03/11/39                         222                                217 (h,i)
5.61%                                           06/11/50                         490                                443
5.69%                                           06/11/50                         340                                279 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                           10/12/41                         680                                578
5.63%                                           04/12/38                         382                                374 (i)
5.92%                                           06/11/50                         310                                171 (h,i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                           09/11/42                         100                                 16 (h,i,q)
Countrywide Alternative Loan Trust
5.94%**                                         05/25/36                          70                                  - (h,i,q)
6.00%**                                         03/25/36 - 08/25/36              303                                  - (h,q)
Countrywide Alternative Loan Trust (Class B)
6.00%                                           05/25/36 - 08/25/36              196                                  5 (h,q)
Countrywide Asset-Backed Certificates
0.59%                                           11/25/35                         219                                162 (d,i)
Credit Suisse Mortgage Capital Certificates
5.47%                                           09/15/39                         689                                482 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                           02/25/36                         144                                 13 (h,i,q)
CS First Boston Mortgage Securities Corp.
0.83%                                           07/15/37                       5,324                                 89 (h,i,q)
1.59%                                           03/15/35                       9,060                                 87 (h,i,q)
5.34%                                           10/25/35                         248                                 27 (h,i,q)
First Horizon Alternative Mortgage Securities (Class B)
5.97%**                                         05/25/36                          97                                  - (h,i,q)
Greenwich Capital Commercial Funding Corp.
5.60%                                           12/10/49                         430                                389
Impac CMB Trust
0.57%                                           04/25/35                         521                                248 (d,h,i)
Impac CMB Trust (Class 1)
0.67%                                           10/25/34                         462                                279 (d,i)
Indymac INDA Mortgage Loan Trust
5.15%                                           01/25/36                          99                                  3 (h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                           01/25/36                         143                                 14 (h,i,q)
Interstar Millennium Trust (Class A)
1.03%                                           03/14/36                          47                                 37 (i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                           08/12/37                         860                                766 (i)
6.07%                                           02/12/51                         880                                546
6.26%                                           02/15/51                         510                                230 (i)
6.40%                                           02/12/51                         155                                 10 (i,q)
LB Commercial Conduit Mortgage Trust
5.84%                                           07/15/44                         280                                260 (i)
LB-UBS Commercial Mortgage Trust
0.85%                                           09/15/39                      19,973                                394 (h,i,q)
0.92%                                           01/18/12                       8,361                                105 (h,i,q)
1.00%                                           01/15/36                       2,954                                108 (h,q)
4.95%                                           09/15/30                         310                                266
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                           07/14/16                         103                                 98 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                           07/15/40                         280                                 18 (i,q)
LB-UBS Commercial Mortgage Trust (Class X)
0.30%                                           12/15/39                       6,732                                 73 (h,i,q)
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.62%                                           10/15/17                         391                                373 (b,d,i)
MASTR Alternative Loans Trust
5.00%                                           08/25/18                         253                                 23 (g,h,r)
MLCC Mortgage Investors Inc.
5.22%                                           02/25/36                         225                                 14 (h,i)
Morgan Stanley Capital I
0.89%                                           01/15/21                       1,779                                356 (b,d,i)
5.16%                                           10/12/52                         450                                382 (i)
5.28%                                           12/15/43                         296                                282 (h)
5.33%                                           12/15/43                         296                                221 (h)
5.39%                                           11/12/41                         848                                310 (h,i)
5.69%                                           04/15/49                       2,250                              1,640 (h,i)
5.71%                                           07/12/44                         350                                295 (h)
MortgageIT Trust (Class A)
0.61%                                           08/25/35                       2,333                              1,296 (d,i)
National RMBS Trust
1.40%                                           03/20/34                          93                                 81 (d,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                           03/15/30                          17                                 17 (h)
Puma Finance Ltd. (Class A)
1.33%                                           10/11/34                          95                                 82 (i)
Residential Accredit Loans Inc.
6.00%                                           01/25/36                         380                                 14 (h,q)
6.03%                                           01/25/36                          27                                  2 (h,i,q)
Residential Funding Mortgage Securities I
5.75%                                           01/25/36                          96                                 25 (h)
5.75%                                           01/25/36                         176                                 45 (h,q)
Structured Asset Securities Corp. (Class X)
2.17%**                                         02/25/28                         393                                  - (i,q)
WaMu Mortgage Pass Through Certificates
0.64%                                           01/25/45                         415                                204 (d,h,i)
0.65%                                           01/25/45                         201                                 93 (d,i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                           08/25/35                         624                                 49 (h,i)
5.50%                                           01/25/36                         363                                 59 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                           03/25/36                         486                                 97 (h)
                                                                                                                 14,985

Sovereign Bonds - 1.0%
Government of Brazil
8.00%                                           01/15/18                         301                                337 (h)
Government of Colombia
7.38%                                           03/18/19 - 09/18/37              200                                209
Government of Dominican
9.50%                                           09/27/11                         355                                352
Government of Indonesia
10.38%                                          05/04/14                         100                                114 (b)
11.63%                                          03/04/19                         200                                253 (b)
Government of Korea
5.75%                                           04/16/14                         114                                117
Government of Manitoba Canada
4.90%                                           12/06/16                         315                                326 (h)
Government of Panama
6.70%                                           01/26/36                         290                                281
Government of Philippine
8.38%                                           06/17/19                         200                                230
Government of Quebec Canada
7.50%                                           09/15/29                         460                                564
Government of Ukraine
7.75%                                           09/23/09                         100                                 94
Government of Venezuela
5.38%                                           08/07/10                         265                                248
10.75%                                          09/19/13                          37                                 30
                                                                                                                  3,155

Municipal Bonds and Notes - 0.3%
Dallas Area Rapid Transit
6.00%                                           12/01/44                         215                                218
New Jersey State Turnpike Authority
7.41%                                           01/01/40                         560                                652
New Jersey Transportation Trust Fund Authority
6.88%                                           12/15/39                         165                                168
                                                                                                                  1,038

Total Bonds and Notes                                                                                           340,195
 (Cost $354,847)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 888 (j)
 (Cost $1,615)

Total Investments in Securities                                                                                 341,083
 (Cost $356,462)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.0%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                             6,407 (d,p)
 (Cost $6,407)

Total Investments                                                                                               347,490
 (Cost $362,869)

Liabilities in Excess of Other Assets, net - (8.1)%                                                             (25,911)


                                                                                                      ------------------
NET ASSETS  - 100.0%                                                                                          $ 321,579
                                                                                                      ==================



------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following short futures contracts open at June 30, 2009 (unaudited)

                                                                       Number of       Current Notional     Unrealized Appreciation/
    Description                                   Expiration date      Contracts            Value               (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
2Yr. U.S. Treasury Notes Futures                    9/30/2009            30              $ (6,487)             $ (4)
5Yr. U.S. Treasury Notes Futures                    9/30/2009            13                (1,491)                -
10Yr. U.S. Treasury Notes Futures                   9/212009            211               (24,532)             (243)


                                                                                                      ------------------
                                                                                                                 $ (247)
                                                                                                      ==================


            Notes to Schedules of Investments (dollars in thousands)
                            June 30, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $23,633; $3,522; $11,240 and $14,101 or 8.75%, 1.77%, 0.66%
         and 4.38%of net assets for the Elfun Money Market Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(l) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2009 (as a percentage of net assets) as follows:

         FSA               10.25%

         AMBAC             10.17%

        (n) Treasury Inflation Protected Securities.

        (o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

        (p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

        (q) Illiquid Securities. At June 30, 2009, these securities amounted to $18,710 and $361 or 5.82% and 0.18% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

   The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date







     + Percentages are based on net assets as of June 30, 2009.

     * Less than 0.1%

     ** Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

Elfun Income Fund
                                                               Level 1          Level 2          Level 3           Total
                                                        --------------------------------------------------------------------
Investments in Securities                                    $ 6,407,334    $ 338,053,601     $ 3,029,632     $ 347,490,567
Other Financial Instruments                                   $ (246,692)             $ -             $ -        $ (246,692)

Folllowing is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                           investments                     other financial
                                                                          in securities                      instruments
                                                                         -----------------                ------------------
Balance at 12/31/08                                                          $ 16,405,024                               $ -
          Accrued discounts/premiums                                               79,624                                 -
          Realized gain (loss)                                                 (3,255,654)                                -
          Change in unrealized appreciation (depreciation)                     (3,299,895)                                -
          Net purchases (sales)                                                (1,791,254)                                -
          Net transfers in and out of Level 3                                  (5,108,213)                                -
                                                                         ---------------------------------------------------
Balance at 6/30/09                                                            $ 3,029,632                               $ -
Change in unrealized loss relating to securities still
  held at 6/30/09                                                            $ (3,500,833)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.


Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

                                           Asset Derivatives June 30, 2009
                                  ----------------------------------------------------------------
Derivatives not accounted                                          Notional Value/
for as hedging instruments                   Balance              No. of Contracts
under FASB Statement 133                  Sheet Location           Long/(Short)        Fair Value
                                  ----------------------------------------------------------------



                                  Liability Derivatives June 30, 2009
                                  ---------------------------------------------------------------
Derivatives not accounted                                           Notional Value/
for as hedging instruments                   Balance               No. of Contracts
under FASB Statement 133                  Sheet Location            Long/(Short)       Fair Value
                                  ---------------------------------------------------------------

Elfun Income Fund
-------------------------------------------------------------------------------------------------
Interest Rate Contracts           Payables, Net Assets -              (28,400,000)      (246,692)*
                                  Unrealized Appreciation/
                                  (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 26, 2009